Goodwill (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill [Abstract]
Schedule of goodwill
	For the Year ended December 31,
	2013	2014
	RMB	RMB

Balance at beginning of the year	1,604	1,577
Acquisition of Zhengrenqiang and Dubooker in 2014	-	195,893
Acquisition of Xingxue and Chuangzhi in 2014	-	100,382
Acquisition of another company in 2014	-	2,527
Foreign exchange	(27)	3
Balance at end of the year	1,577	300,382